PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and postretirement benefits
Expected employer contributions in the next fiscal year	$ 23.2
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 9.5
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 1.0
Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	3.10%	3.90%	3.50%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	3.90%	3.50%	3.90%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Assumed average retirement age	62 years	62 years	62 years
Assumed health care cost trend rate (as a percent)	7.60%
Assumed health care cost trend rate after eight years (as a percent)	5.50%
Plan assets
Pension and postretirement benefits
Employer contributions	$ 22.9
Plan assets | Pension defined benefit plans
Pension and postretirement benefits
Employer contributions	22.3	$ 25.1
Plan assets | Postretirement defined benefit plans
Pension and postretirement benefits
Employer contributions	$ 0.7	$ 0.5